Debt and Equity Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Security
Gross unrealized losses and fair value of company's investments (Additional)
Held to Maturity Securities, Fair Value, Less than 12 Months
Held to Maturity Securities, Unrealized Losses, Less than 12 Months
Held to Maturity Securities, Number of Securities Included, Less than 12 Months
Held to Maturity Securities, Fair Value, 12 Months or More
Held to Maturity Securities, Unrealized Losses, 12 Months or More
Held to Maturity Securities, Number of Securities, Included More than 12 Months
Held to Maturity Securities, Total Fair Value
Held to Maturity Securities, Total Unrealized Losses
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	32,801
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	116
Available for Sale Securities, Number of Securities Included, Less than 12 Months	22
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	32,801
Available-for-Sale Securities, Total Unrealized Losses	116
U.S. Government-sponsored enterprises (GSEs) [Member]
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	22,159
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	55
Available for Sale Securities, Number of Securities Included, Less than 12 Months	9
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	22,159
Available-for-Sale Securities, Total Unrealized Losses	55
GSE residential [Member]
Gross unrealized losses and fair value of company's investments (Additional)
Held to Maturity Securities, Fair Value, Less than 12 Months
Held to Maturity Securities, Unrealized Losses, Less than 12 Months
Held to Maturity Securities, Number of Securities Included, Less than 12 Months
Held to Maturity Securities, Fair Value, 12 Months or More
Held to Maturity Securities, Unrealized Losses, 12 Months or More
Held to Maturity Securities, Number of Securities, Included More than 12 Months
Held to Maturity Securities, Total Fair Value
Held to Maturity Securities, Total Unrealized Losses
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	7,244
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	32
Available for Sale Securities, Number of Securities Included, Less than 12 Months	3
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	7,244
Available-for-Sale Securities, Total Unrealized Losses	32
Obligations of states and political subdivisions [Member]
Gross unrealized losses and fair value of company's investments (Additional)
Held to Maturity Securities, Fair Value, Less than 12 Months
Held to Maturity Securities, Unrealized Losses, Less than 12 Months
Held to Maturity Securities, Number of Securities Included, Less than 12 Months
Held to Maturity Securities, Fair Value, 12 Months or More
Held to Maturity Securities, Unrealized Losses, 12 Months or More
Held to Maturity Securities, Number of Securities, Included More than 12 Months
Held to Maturity Securities, Total Fair Value
Held to Maturity Securities, Total Unrealized Losses
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	3,398
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	29
Available for Sale Securities, Number of Securities Included, Less than 12 Months	10
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	3,398
Available-for-Sale Securities, Total Unrealized Losses	$ 29